FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481
                                   ---------

                       Franklin Municipal Securities Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 650 312-2000
                                                    ------------
Date of fiscal year end: 5/31
                         -----

Date of reporting period: 2/28/10
                          -------

Item 1. Schedule of Investments.


FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED)

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS 95.9%
    CALIFORNIA 93.1 %
    ABAG 1915 Act Special Assessment, Windemere Ranch AD 1999-1, Pre-Refunded,
       6.20%, 9/02/20                                                                                $  1,950,000   $     2,160,561
       6.30%, 9/02/25                                                                                   2,935,000         3,256,324
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34                                 4,260,000         4,323,431
       Hamlin School, 5.00%, 8/01/37                                                                   10,485,000         8,228,313
       Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27                                  3,500,000         3,008,425
       Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34                                  5,310,000         4,285,011
    Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16                                           1,020,000         1,021,683
    Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
       6.70%, 8/01/12                                                                                   2,245,000         2,259,862
       7.00%, 8/01/19                                                                                   4,015,000         4,043,547
    Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27                   5,115,000         4,611,019
    American Canyon Financing Authority Infrastructure Revenue Special Assessment, American
       Canyon Road East,
       5.00%, 9/02/25                                                                                   1,305,000         1,115,605
       5.00%, 9/02/30                                                                                   2,020,000         1,594,790
       5.10%, 9/02/35                                                                                   1,695,000         1,331,236
    Anaheim RDA Tax Allocation, Merged Redevelopment Project Area, Refunding, Series A, FSA
       Insured, 5.00%, 2/01/31                                                                          8,500,000         8,516,150
    Artesia RDA Tax Allocation, Artesia Redevelopment Project Area,
       5.50%,6/01/42                                                                                    6,355,000         5,577,847
       5.70%,6/01/42                                                                                    3,175,000         2,872,930
    Artesia RDA Tax Allocation Special Assessment, Housing Set-Aside, Redevelopment Project
       Area, 7.70%, 6/01/46                                                                             3,395,000         3,630,477
    Avenal PFAR, Refunding, 5.00%,
       9/01/30                                                                                          1,325,000         1,101,062
       9/01/36                                                                                            710,000           559,239
    Azusa Special Tax,
       CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/27                                               2,610,000         1,862,026
       Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37                                       9,180,000         5,776,515
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured, zero cpn., 8/01/31       5,735,000         1,500,850
    Beaumont Financing Authority Local Agency Revenue,
       Series B, 5.35%, 9/01/28                                                                           935,000           821,164
       Series B, 5.40%, 9/01/35                                                                         1,390,000         1,166,113
       Series C, 5.45%, 9/01/27                                                                         6,435,000         5,274,898
       Series C, 5.50%, 9/01/29                                                                           855,000           755,239
       Series C, 5.50%, 9/01/35                                                                         3,995,000         3,126,327
       Series C, 5.50%, 9/01/35                                                                         1,035,000           867,651
    Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
       5.00%, 9/02/25                                                                                   3,195,000         2,586,033
       5.125%, 9/02/30                                                                                  4,400,000         3,449,116
       5.15%, 9/02/35                                                                                   3,450,000         2,639,319
    Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35         5,000,000         5,088,850
    California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34                   9,235,000         9,376,295
    California County Tobacco Securitization Agency Tobacco Settlement Revenue,
       Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter, 6/01/46      5,000,000         3,535,600
       Refunding, 5.25%, 6/01/46                                                                        5,000,000         3,524,900
    California Educational Facilities Authority Revenue,
       College and University Financing Program, 5.00%, 2/01/30                                         5,425,000         3,971,317
       College and University Financing Program, 5.00%, 2/01/37                                         1,150,000           801,424
       College and University Financing Program, Refunding, 5.00%, 2/01/26                              1,000,000           774,390
       Pooled College and University, Series B, Pre-Refunded, 6.625%, 6/01/20                             215,000           220,424
       University of Redlands, Series A, 5.125%, 8/01/38                                                5,000,000         4,780,200
    California Health Facilities Financing Authority Revenue,
       Asian Community Center, Series A, California Mortgage Insured, 5.00%, 4/01/27                    4,850,000         4,581,940
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28                                                 2,500,000         2,504,550
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16                                                3,250,000         3,279,185
       Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33                             4,000,000         4,494,280
(a)    Sutter Health, Series A, 5.25%, 11/15/46                                                        22,660,000        21,361,355

                       Quarterly Statement of Investments

                                         See Notes to Statements of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

    California Municipal Finance Authority COP,
       5.25%, 2/01/24                                                                                $  5,000,000   $      4,636,000
       5.375%, 2/01/29                                                                                  7,000,000          6,376,160
       Community Hospitals of Central California, 5.25%, 2/01/27                                       15,655,000         14,386,162
       Community Hospitals of Central California, 5.25%, 2/01/46                                       17,000,000         14,408,010
    California Municipal Finance Authority Revenue,
       Biola University, Refunding, 5.625%, 10/01/23                                                    6,000,000          6,206,160
       Biola University, Refunding, 5.80%, 10/01/28                                                     7,500,000          7,669,275
       Biola University, Refunding, 5.875%, 10/01/34                                                    6,000,000          6,111,180
       Harbor Regional Center Project, 8.50%, 11/01/39                                                  5,000,000          5,054,700
       Kern Regional Center Project, Series A, 7.50%, 5/01/39                                           9,000,000          9,619,200
       Loma Linda University, 5.00%, 4/01/37                                                            3,500,000          3,364,375
       Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40                  4,000,000          3,916,520
       University Students Cooperative Associates, 5.00%, 4/01/37                                       4,000,000          3,482,040
    California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
       6.875%, 11/01/27                                                                                 5,000,000          5,005,550
    California State GO,
       FGIC Insured, 6.00%, 8/01/19                                                                        30,000             30,070
       Various Purpose, 6.00%, 11/01/39                                                                25,000,000         25,792,500
    California State Public Works Board Lease Revenue, Department of Mental Health,
       Coalinga, Series A, 5.125%, 6/01/29                                                              5,500,000          5,090,195
    California Statewide CDA, COP, Catholic Healthcare West, Pre-Refunded, 6.50%,
       7/01/20                                                                                         12,060,000         12,423,971
    California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck
       Palms/Magnolia, Series A, Radian Insured, 4.50%, 2/01/27                                         2,200,000          1,941,984
    California Statewide CDA Revenue,
       American Baptist Homes West, Refunding, 6.25%, 10/01/39                                          5,000,000          4,907,200
       Bentley School, Refunding, 6.75%, 7/01/32                                                        7,980,000          7,106,908
       California Baptist University, Refunding, Series A, 5.40%, 11/01/27                              7,440,000          6,377,717
       California Baptist University, Refunding, Series A, 5.50%, 11/01/38                              4,500,000          3,545,415
       Catholic Healthcare West, Series C, 5.625%, 7/01/35                                              5,000,000          5,101,100
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32                            10,000,000         10,012,000
       Drew School, Refunding, 5.30%, 10/01/37                                                          4,275,000          3,253,403
       Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22                                     3,000,000          3,621,180
       Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32                                     4,000,000          4,866,560
       Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31                                      9,430,000         10,032,105
       Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, 5.20%,
          10/01/37                                                                                      7,500,000          6,765,000
       Kaiser Permanente, Series B, 5.25%, 3/01/45                                                     52,910,000         50,236,987
       Lancer Educational Student Housing Project, 5.625%, 6/01/33                                      3,000,000          2,360,400
       Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38                  10,000,000         11,300,400
       Monterey Institute International, 5.50%, 7/01/31                                                 8,285,000          8,758,653
       Presidio Hill School, 6.875%, 8/01/32                                                            6,085,000          5,534,368
       Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32                                             4,920,000          5,165,459
       Seven Hills School, 6.50%, 8/01/31                                                               5,315,000          4,955,228
       Thomas Jefferson School of Law, Series A, 7.25%, 10/01/38                                       10,000,000         10,229,500
       Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31                            4,720,000          5,181,474
       Turning Point, Pre-refunded, 6.50%, 11/01/31                                                     6,130,000          6,314,390
       ValleyCare Health System, Refunding, Series A, 5.00%, 7/15/22                                    1,000,000            924,190
       ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31                                   5,850,000          5,122,903
    California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/29                    5,000,000          4,376,500
    Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34                           1,120,000            944,754
    Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove 10 No. 04-02,
       5.05%, 9/02/35                                                                                   1,305,000          1,072,266
    Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured,
       zero cpn., 8/01/47                                                                               9,450,000            844,736
    Chino CFD Special Tax,
       No. 03-1, 5.875%, 9/01/33                                                                        1,250,000          1,150,913
       No. 03-3, Improvement Area 1,5.70%, 9/01/29                                                      1,215,000          1,109,684
       No. 03-3, Improvement Area 1,5.75%, 9/01/34                                                      1,420,000          1,237,274
    Chula Vista Special Tax,
       CFD No. 01-1, Improvement Area B, San Miguel Ranch, 5.45%, 9/01/36                               2,170,000          1,758,264
       CFD No. 12-1, McMillin Otay Ranch, 5.25%, 9/01/30                                                2,090,000          1,530,507
       CFD No. 12-1, McMillin Otay Ranch, 5.25%, 9/01/36                                                3,630,000          2,547,352
    Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured,
       zero cpn.,
       8/01/27                                                                                          7,500,000          2,752,875
       8/01/28                                                                                          5,000,000          1,704,950

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

    Compton Community College District GO, Election of 2002, Series B,
       6.625%, 8/01/27                                                                               $  3,085,000   $      3,341,857
       6.75%, 8/01/34                                                                                   4,000,000          4,218,960
    Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31                          5,000,000          4,828,250
    Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%,
       9/01/32                                                                                          1,890,000          1,798,184
    Corona CFD No. 2003-2 Special Tax, Highlands Collection,
       5.15%, 9/01/34                                                                                   2,810,000          2,238,165
       5.20%, 9/01/34                                                                                   1,000,000            807,400
    Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
       9/01/26                                                                                          1,760,000          1,409,971
       9/01/36                                                                                          2,000,000          1,407,140
    Corona-Norco USD Special Tax,
       CFD No. 04-1,5.00%, 9/01/24                                                                      1,540,000          1,277,045
       CFD No. 04-1,5.20%, 9/01/36                                                                      2,000,000          1,539,340
       Series A, 5.35%, 9/01/26                                                                         1,005,000            820,472
       Series A, 5.40%, 9/01/36                                                                         2,530,000          1,950,706
    Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
       9/02/33                                                                                          5,395,000          5,151,793
    Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan
       Mobile, sub. bond, Refunding, Series B, 5.85%, 12/15/47                                          5,105,000          4,281,461
    Del Mar Race Track Authority Revenue, 5.00%, 8/15/25                                                3,165,000          3,036,501
    Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project,
       ETM, zero cpn.,12/01/28                                                                         30,795,000         12,470,127
    Eastern California Municipal Water District CFD No. 2003-15, Special Tax, Morgan
       Valley, Series A, 5.20%, 9/01/37                                                                 2,000,000          1,525,820
    EI Dorado County Special Tax,
       CFD No. 1992-1, 6.125%, 9/01/16                                                                  4,735,000          4,716,202
       CFD No. 2001-1, 5.35%, 9/01/35                                                                   1,900,000          1,447,401
       CFD No. 2005-1,5.00%, 9/01/21                                                                    1,000,000            748,200
       CFD No. 2005-1, 5.15%, 9/01/25                                                                   2,075,000          1,445,030
       CFD No. 2005-1,5.25%, 9/01/35                                                                    6,705,000          3,978,412
    EI Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
       9/01/31                                                                                          4,300,000          4,244,229
       9/01/36                                                                                          3,855,000          3,680,793
    EI Rancho USD, GO, Capital Appreciation, Election of 2003, NATL Insured, zero
       cpn., 8/01/29                                                                                    2,400,000            746,184
    Escondido Revenue COP, Series A, FGIC Insured,
       6.00%, 9/01/31                                                                                     770,000            783,229
       Pre-Refunded, 6.00%, 9/01/31                                                                       865,000            898,069
    Escondido Special Tax, CFD No. 01, Eureka, 5.15%, 9/01/36                                           1,400,000          1,042,846
    Fairfield CFD Special Tax, No.3, North Cordelia General Improvements, 6.00%,
       9/01/32                                                                                          1,200,000          1,222,356
       9/01/37                                                                                          5,810,000          5,890,933
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
       Refunding, zero cpn.,
       1/15/26                                                                                         38,720,000         13,819,168
       1/15/30                                                                                          4,000,000          1,047,400
       1/15/31                                                                                         85,780,000         20,743,320
    Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
       7/01/24                                                                                          6,020,000          6,049,016
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Senior Series A-1, 5.75%, 6/01/47                                                 24,500,000         17,999,170
       Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42                                             750,000            909,675
       Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42                                          6,400,000          7,757,504
       Capital Appreciation, Asset-Backed, Refunding, Series C, second sub., zero cpn.,
          6/01/47                                                                                      50,000,000          1,605,000
       Enhanced, Asset-Backed, Series A, FSA Insured, 5.00%, 6/01/35                                    1,000,000            963,820
    Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, FSA
       Insured, zero cpn.,
       8/01/32                                                                                          3,635,000            819,256
       8/01/33                                                                                          3,705,000            774,308
       8/01/35                                                                                          4,120,000            729,570
    Hartnell Community College District GO, Capital Appreciation, Election of 2002,
       Series D, zero cpn.,
       8/01/44                                                                                         30,000,000          2,531,700
       8/01/49                                                                                         10,000,000            730,700
    Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31                        5,000,000          4,920,100
(b) lmperial County Special Tax, CFD No. 98-1,
       6.45%, 9/01/17                                                                                   1,670,000          1,574,476

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

       6.50%, 9/01/31                                                                                $  5,705,000   $      5,029,015
    Indio 1915 Act GO,
       AD No. 1999-1, 7.125%, 9/02/20                                                                   1,725,000          1,760,000
       AD No. 2001-1, 6.50%, 9/02/26                                                                    3,975,000          3,978,657
    Indio CFD Special Tax,
       5.00%, 9/01/25                                                                                   4,000,000          3,104,960
       5.10%, 9/01/30                                                                                   1,275,000            944,405
       No. 04-3, Terra Lago, Improvement Area 1, 5.15%, 9/01/35                                         1,275,000            914,277
    Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 00-18, Group Five, 5.00%, 9/02/26                                                         1,275,000          1,146,327
       AD No. 00-18, Group Five, Refunding, 5.00%, 9/02/29                                              2,000,000          1,640,460
       AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25                                              1,500,000          1,296,810
       AD No. 03-19, Group Four, 5.00%, 9/02/29                                                         1,500,000          1,302,540
       AD No. 03-19, Group Three, 5.00%, 9/02/29                                                        1,110,000            963,880
       AD No. 04-20, Group One, 5.00%, 9/02/25                                                          2,740,000          2,504,771
       AD No. 04-20, Group One, 5.00%, 9/02/30                                                         10,975,000          9,413,038
    Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36                                                  2,000,000          1,666,300
    Irvine USD Special Tax, CFD, 6.70%, 9/01/35                                                         5,000,000          5,052,500
    Jurupa Community Services District Special Tax,
       CFD No. 7, Series A, 5.10%, 9/01/28                                                              2,695,000          2,282,072
       CFD No. 7, Series A, 5.15%, 9/01/35                                                              3,690,000          2,972,516
       CFD No. 11, Series A, 5.05%, 9/01/30                                                             2,495,000          2,110,895
       CFD No. 11, Series A, 5.10%, 9/01/35                                                             2,065,000          1,661,623
       CFD No. 12, Series A, 5.10%, 9/01/29                                                             2,000,000          1,679,400
       CFD No. 12, Series A, 5.15%, 9/01/35                                                             3,000,000          2,435,280
       CFD No. 17, Series A, 5.125%, 9/01/25                                                            1,350,000          1,233,171
       CFD No. 17, Series A, 5.20%, 9/01/36                                                             2,825,000          2,320,879
       CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36                                                   2,400,000          1,912,248
       CFD No. 19, Eastvale, Series A, 5.00%, 9/01/36                                                   1,500,000          1,193,580
       CFD No. 30, Series A, 5.60%, 9/01/37                                                             1,000,000            845,070
    Lafayette RDA Tax Allocation, 5.75%, 8/01/32                                                        1,000,000            974,150
    Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation,
       Refunding, 7.00%, 9/02/30                                                                        8,035,000          8,054,927
    Lake Elsinore Special Tax,
       CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24                       1,035,000            986,427
       CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34                       2,200,000          1,933,492
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.10%, 9/01/22                             750,000            685,080
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.15%, 9/01/25                             635,000            565,150
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.25%, 9/01/30                           1,195,000          1,010,420
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.25%, 9/01/35                           1,225,000            966,905
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26                   915,000            806,673
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37                 2,800,000          2,180,332
       CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36                     5,695,000          4,473,195
       CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36                                                2,020,000          1,620,606
    Lake Elsinore USD, CFD No. 2001-1 Special Tax, Pre-Refunded, 6.30%, 9/01/33                         4,400,000          4,873,880
    Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5
       and 6, Refunding,
       5.40%, 2/01/29                                                                                     500,000            485,560
       5.60%, 2/01/34                                                                                   1,250,000          1,194,488
    Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.875%,
       8/01/34                                                                                          2,000,000          2,167,700
       8/01/39                                                                                          2,000,000          2,152,600
    Lee Lake Water District CFD No.1 Special Tax, Sycamore Creek,
       6.50%, 9/01/24                                                                                   1,000,000            969,040
       5.25%, 9/01/28                                                                                   1,750,000          1,447,670
       5.30%, 9/01/35                                                                                   3,300,000          2,517,735
    Lee Lake Water District CFD No.3 Special Tax, Retreat, 5.875%, 9/01/27                              3,000,000          2,584,080
       Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,
       5.90%, 9/01/24                                                                                   1,780,000          2,103,657
       5.95%, 9/01/28                                                                                   4,450,000          5,266,753
       6.00%, 9/01/34                                                                                   3,520,000          4,172,080
    Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34                                       3,410,000          2,549,145
    Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
       12/01/21                                                                                         6,295,000          5,967,408
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
       5.00%, 11/15/29                                                                                  9,630,000          8,965,530

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED)(CONTINUED)

       5.50%, 11/15/37                                                                               $ 25,000,000   $    23,970,000
    Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
       District
    No. 14, Refunding, Sub Series B, FGIC Insured, 5.00%, 10/01/28                                      6,120,000         6,187,993
(b) Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24                                               600,000           546,090
    Lynwood PFA Lease Revenue,
       6.25%, 9/01/22                                                                                   1,080,000         1,091,351
       6.30%, 9/01/29                                                                                   2,680,000         2,690,934
    Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24                                    1,000,000         1,003,520
    M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39                                       7,500,000         7,918,950
    Menifee USD Special Tax, CFD No. 2002-2,
       6.05%, 9/01/26                                                                                     990,000           943,401
       6.10%, 9/01/34                                                                                   3,675,000         3,386,586
    Merced CFD No. 2005-1 Special Tax, Improvement Area No.1, 5.30%, 9/01/36                            2,400,000         1,399,824
    Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%, 9/01/39          6,250,000         6,471,375
    Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
       5.25%, 9/01/26                                                                                   1,795,000         1,571,630
       5.30%, 9/01/38                                                                                   4,020,000         3,136,404
    Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
       8/01/30                                                                                          3,400,000         1,054,238
       8/01/31                                                                                          2,000,000           581,920
       8/01/32                                                                                          4,405,000         1,199,349
       8/01/34                                                                                          4,405,000         1,287,141
       8/01/37                                                                                          5,700,000         1,405,848
    Moreno Valley USD Special Tax,
       CFD No. 2004-6, 5.00%, 9/01/22                                                                   2,105,000         1,779,967
       CFD No. 2004-6, 5.10%, 9/01/28                                                                   2,000,000         1,564,080
       CFD No. 2004-6, 5.20%, 9/01/36                                                                   5,000,000         3,814,700
       CFD No. 2005-2, 5.00%, 9/01/36                                                                     815,000           622,147
    Murrieta 1915 Act Special Tax, CFD No. 2000-1,6.375%, 9/01/30                                       4,100,000         3,992,662
    Murrieta CFD No. 2000-2 Special Tax, The Oaks,
       Improvement Area A, 5.90%, 9/01/27                                                               2,000,000         1,731,160
       Improvement Area A, 6.00%, 9/01/34                                                               3,570,000         3,001,442
       Improvement Area B, 6.00%, 9/01/27                                                               1,285,000         1,222,832
       Improvement Area B, 6.00%, 9/01/34                                                               1,000,000           899,920
       Improvement Area B, 6.00%, 9/01/34                                                               2,800,000         2,518,488
    Murrieta CFD No. 2001-1 Special Tax, Bluestone, Improvement Area A, 6.20%, 9/01/25                  2,105,000         1,852,653
    Murrieta CFD No. 2003-2 Special Tax, Blackmore Ranch, 6.10%, 9/01/34                                2,000,000         1,834,340
    Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34                                       700,000           618,436
    Norco Special Tax,
       CFD No. 02-1,6.50%,3/01/33                                                                       1,395,000         1,372,122
       CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30                                                      2,640,000         2,793,516
    North Natomas CFD Special Tax, No.4, Series B, 6.375%, 9/01/31                                      4,300,000         4,267,707
    Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34                       3,175,000         2,672,747
    Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1,
       5.00%, 9/02/28                                                                                   3,000,000         2,618,970
       5.10%, 9/02/33                                                                                   2,000,000         1,694,760
    Oxnard Harbor District Revenue,
       Series A, 5.75%, 8/01/20                                                                         1,110,000         1,086,157
       Series B, 6.00%, 8/01/24                                                                         6,000,000         6,215,700
    Oxnard Special Tax, CFD No.3, Seabridge, 5.00%, 9/01/35                                             5,000,000         3,927,150
    Palomar Pomerado Health Care District COP, 6.75%, 11/01/39                                         10,000,000        10,313,500
    Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
       5.00%, 9/01/21                                                                                   1,130,000         1,030,978
       5.20%, 9/01/24                                                                                   1,505,000         1,339,962
       5.25%, 9/01/29                                                                                   3,585,000         2,959,489
       5.30%, 9/01/35                                                                                   4,200,000         3,369,114
    Perris CFD No. 2001-1 Special Tax,
       Improvement Area No.4, May Farms, Series A, 5.00%, 9/01/25                                       1,415,000         1,133,910
       Improvement Area No.4, May Farms, Series A, 5.10%, 9/01/30                                         865,000           675,764
       Improvement Area No.4, May Farms, Series A, 5.15%, 9/01/35                                       1,075,000           826,503
       Improvement Area No.5, May Ranch, Series A, 5.00%, 9/01/26                                         575,000           464,491
       Improvement Area No.5, May Ranch, Series A, 5.00%, 9/01/37                                       1,580,000         1,163,291
    Perris CFD No. 2002-1 Special Tax, Series A,
       6.375%, 9/01/23                                                                                  1,415,000         1,403,015
       6.50%, 9/01/29                                                                                   1,970,000         1,925,360

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

       6.50%, 9/01/33                                                                                $  2,035,000   $     1,980,136
    Perris CFD No. 2004-3 Special Tax, Improvement Area No.2, Series A, 5.30%, 9/01/35                  1,370,000         1,078,642
    Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33                                           2,955,000         2,709,351
    Perris PFAR Tax Allocation,
       5.30%, 10/01/26                                                                                  2,000,000         1,747,500
       5.35%, 10/01/36                                                                                  4,010,000         3,335,518
    Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32                           7,250,000         6,814,710
    Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.25%, 8/01/33                        3,500,000         3,515,295
    Poway USD Special Tax,
       CFD No. 6, 4S Ranch, 5.125%, 9/01/35                                                             6,000,000         5,124,600
       CFD No. 6, Improvement Area B, 5.125%, 9/01/36                                                   5,035,000         4,181,970
       CFD No. 14, Area A, 5.125%, 9/01/26                                                              1,770,000         1,440,815
       CFD No. 14, Area A, 5.25%, 9/01/36                                                               5,225,000         3,957,519
       CFD No. 14, Del Sur, 5.125%, 9/01/26                                                             2,200,000         1,790,844
    Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
       5.25%, 9/01/25                                                                                   2,235,000         2,025,491
       5.375%, 9/01/30                                                                                  1,650,000         1,337,441
       5.375%, 9/01/37                                                                                  7,130,000         5,835,620
       5.50%, 9/01/37                                                                                   2,635,000         2,222,807
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A,
       5.00%, 7/01/47                                                                                   5,000,000         4,498,800
    Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, FSA
       Insured, zero cpn., 8/01/49                                                                     17,000,000         1,066,580
    Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A, AMBAC
       Insured, 5.00%, 9/02/30                                                                          1,085,000           913,548
    Rio Elementary School District Special Tax, CFD No.1, 5.20%, 9/01/35                                5,000,000         3,634,850
    Riverbank USD, GO, Election of 2005, Series S, Assured Guaranty, zero cpn.,
       8/01/38                                                                                          6,690,000         1,220,122
       8/01/43                                                                                          8,750,000         1,163,838
    Riverside County Special Tax, CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13        4,160,000         4,195,235
    Riverside USD Special Tax,
       CFD No. 13, Improvement Area 1, 5.375%, 9/01/34                                                  2,320,000         1,851,592
       CFD No. 14, Series A, 5.45%, 9/01/35                                                             2,060,000         1,760,620
       CFD No. 15, Improvement Area 1,5.45%, 9/01/25                                                    2,970,000         2,681,702
       CFD No. 15, Improvement Area 1,5.55%, 9/01/30                                                    2,390,000         2,076,480
       CFD No. 15, Improvement Area 1,5.60%, 9/01/34                                                    2,000,000         1,703,040
       CFD No. 15, Series A, 5.15%, 9/01/25                                                             1,730,000         1,527,175
       CFD No. 15, Series A, 5.25%, 9/01/30                                                             1,230,000         1,042,450
       CFD No. 15, Series A, 5.25%, 9/01/35                                                             1,500,000         1,194,375
       CFD No. 17, Aldea, 5.125%, 9/01/35                                                               1,425,000         1,162,843
       CFD No. 18, 5.00%, 9/01/34                                                                       1,125,000           903,229
       CFD No. 22, 5.25%, 9/01/35                                                                       1,535,000         1,248,723
    Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29        2,630,000         2,763,420
    Romoland School District Special Tax, CFD 1,
       Improvement Area 1, 5.45%, 9/01/38                                                               3,215,000         2,699,796
       Improvement Area 2, 5.375%, 9/01/38                                                              3,080,000         2,233,154
    Roseville Special Tax, CFD No.1,
       Fiddyment Ranch, 5.00%, 9/01/17                                                                  1,495,000         1,430,999
       Fiddyment Ranch, 5.00%, 9/01/19                                                                    980,000           912,527
       Fiddyment Ranch, 5.125%, 9/01/21                                                                   980,000           901,874
       Fiddyment Ranch, 5.00%, 9/01/24                                                                  1,010,000           857,318
       Fiddyment Ranch, 5.00%, 9/01/25                                                                  1,020,000           877,343
       Fiddyment Ranch, 5.125%, 9/01/26                                                                 4,945,000         4,236,283
       Fiddyment Ranch, 5.25%, 9/01/36                                                                  7,880,000         6,142,302
       Longmeadow, 5.00%, 9/01/36                                                                       2,370,000         1,756,976
       Stone Point, 6.375%, 9/01/24                                                                     1,750,000         1,707,248
       Stone Point, 6.375%, 9/01/28                                                                     2,500,000         2,286,850
       Stoneridge, Pre-Refunded, 6.20%, 9/01/21                                                         1,250,000         1,382,763
       Stoneridge, Pre-Refunded, 6.30%, 9/01/31                                                         1,500,000         1,661,550
       Westpark, 5.15%, 9/01/30                                                                         5,500,000         4,411,440
       Westpark, 5.20%, 9/01/36                                                                         4,500,000         3,416,130
    Roseville Westpark CFD No.1 Special Tax, Public Facilities,
       5.20%, 9/01/26                                                                                   1,000,000           875,130
       5.25%, 9/01/37                                                                                   1,600,000         1,236,432

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

       Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
       8/01/34                                                                                       $  5,000,000   $     1,064,100
       8/01/39                                                                                         15,000,000         2,253,450
       8/01/42                                                                                         10,750,000         1,318,595
    Sacramento County Airport System Revenue, Senior Series B, FSA Insured, 5.25%, 7/01/39             10,000,000         9,511,700
    Sacramento County Special Tax, CFD No.1, Refunding, 6.30%, 9/01/21                                  1,575,000         1,575,583
    Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding, 5.10%, 9/01/35                      1,515,000         1,254,193
    San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44       12,495,000         1,342,088
    San Diego RDA Tax Allocation, Capital Appreciation,
       Refunding, Series B, zero cpn., 9/01/10                                                            825,000           804,012
       Refunding, Series B, zero cpn., 9/01/15                                                          6,810,000         4,863,906
       Refunding, Series B, zero cpn., 9/01/16                                                          1,500,000           990,090
       Refunding, Series B, zero cpn., 9/01/19                                                          1,800,000           963,684
       Refunding, Series B, zero cpn., 9/01/20                                                          1,800,000           901,386
       Refunding, Series B, zero cpn., 9/01/21                                                          1,800,000           841,086
       Refunding, Series B, zero cpn., 9/01/22                                                          1,900,000           829,939
       Refunding, Series B, zero cpn., 9/01/23                                                          1,900,000           771,666
       Refunding, Series B, zero cpn., 9/01/24                                                          1,900,000           700,891
       Series B, zero cpn., 9/01/25                                                                     1,900,000           643,606
       Series B, zero cpn., 9/01/26                                                                     1,900,000           593,522
       Series B, zero cpn., 9/01/27                                                                     1,900,000           541,082
       Series B, zero cpn., 9/01/28                                                                     1,900,000           498,237
    San Diego USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 7/01/19,
       6.00% thereafter, 7/01/33                                                                       10,000,000         6,085,000
    San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
       Mission Bay South Redevelopment, Series D, 6.625%, 8/01/39                                       2,265,000         2,372,157
    San Joaquin County Public Facilities Financing Corp. Revenue COP, Wastewater Conveyance
       Project, 6.00%, 8/01/37                                                                          1,000,000           796,540
    San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation,
       Series B, FSA Insured, zero cpn, 8/01/30                                                         3,900,000         1,110,486
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16                                        4,500,000         4,594,275
       Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19                                        3,000,000         2,993,580
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21                                       24,750,000        24,394,837
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26                     19,475,000         5,584,261
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32                     50,225,000         8,538,250
       junior lien, ETM, zero cpn., 1/01/28                                                            19,150,000         8,661,928
       Refunding, Series A, 5.50%, 1/15/28                                                              3,645,000         3,298,433
       senior lien, 5.00%, 1/01/33                                                                     30,865,000        25,141,394
    San Marcos Public Facilities Authority Special Tax Revenue,
       Refunding, Series A, 5.65%, 9/01/36                                                              5,180,000         4,148,766
       Series A, 5.05%, 9/01/38                                                                         3,250,000         2,606,695
    San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28                2,000,000         2,000,520
    Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29                                               2,650,000         2,876,363
    Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36                                              2,000,000         1,357,780
    Sierra View Local Health Care District Revenue, 5.25%, 7/01/32                                      3,000,000         2,807,250
    Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24                        2,220,000         2,248,416
    Siskiyou Union High School District GO, Capital Appreciation, Election of 2008, Series B,
       Assured Guaranty, zero cpn., 8/01/49                                                            15,015,000         1,097,146
    Southern California Public Power Authority Transmission Project Revenue, Southern Transmission
       Project, 6.125%, 7/01/18                                                                            50,000            50,015
    Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
       6.20%, 9/02/23                                                                                   2,955,000         2,970,632
       6.30%, 9/02/33                                                                                   3,390,000         3,253,824
    Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38                  7,000,000         7,180,320
    Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.25%, 9/01/25                 3,500,000         4,039,735
    Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty
       Insured, zero cpn., 8/01/49                                                                     17,505,000         1,279,090
    Tehachapi RDA Tax Allocation, Tehachapi Redevelopment Project, Radian Insured, 5.25%,
       12/01/37                                                                                         1,500,000         1,294,575
    Temecula RDA Tax Allocation Revenue, sub. lien, Escrow, Redevelopment Project No.1,
       5.625%, 12/15/38                                                                                 2,000,000         1,680,480
    Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36                                     1,000,000           787,440
    Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
       Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27                                   1,250,000         1,142,388
       Series A-1, 5.375%, 6/01/38                                                                      5,000,000         3,869,500

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

       Series A-1, 5.50%, 6/01/45                                                                    $  2,000,000   $     1,473,760
    Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Asset-
       Backed Bonds, Second Sub Series, zero cpn., 6/01/46                                             25,000,000           715,250
    Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn.,
       8/01/34                                                                                          5,640,000         1,200,305
    Truckee-Donner PUD Special Tax, CFD No. 04-1,
       5.75%, 9/01/29                                                                                   2,975,000         2,523,990
       5.80%, 9/01/35                                                                                   4,630,000         3,911,054
    Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
       5.20%, 9/01/25                                                                                   3,000,000         2,509,170
       5.25%, 9/01/30                                                                                   5,050,000         4,026,062
       5.30%, 9/01/35                                                                                   7,395,000         5,815,058
    Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37                                     2,100,000         1,911,546
    Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,
       5.90%, 9/01/24                                                                                   2,380,000         2,307,934
       6.00%, 9/01/34                                                                                   2,000,000         1,835,760
    Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31                 4,575,000         4,574,634
    Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
       Limited Obligation,
       5.00%, 9/02/25                                                                                   1,060,000           849,410
       5.20%, 9/02/30                                                                                   1,370,000         1,084,889
    Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C,
       zero cpn., 6/01/49                                                                              11,940,000           889,291
    West Kern Community College District GO, Capital Appreciation, Election of 2004, Series B,
       XLCA Insured, zero cpn.,
       11/01/25                                                                                         2,435,000           951,963
       11/01/26                                                                                         2,480,000           887,046
       11/01/27                                                                                         1,400,000           456,680
       11/01/28                                                                                         1,445,000           438,240
       11/01/29                                                                                         1,485,000           419,201
       11/01/30                                                                                         2,650,000           691,147
       11/01/31                                                                                         2,695,000           655,963
    West Sacramento Special Tax,
       CFD No. 16, Pre-Refunded, 5.90%, 9/01/23                                                         1,000,000         1,097,760
       CFD No. 20, 5.125%, 9/01/25                                                                        500,000           420,540
       CFD No. 20, 5.30%, 9/01/35                                                                       1,740,000         1,408,078
    Westside USD, CFD No. 2005-3 Special Tax, 5.00%,
       9/01/26                                                                                            700,000           545,916
       9/01/36                                                                                          2,080,000         1,516,986
    William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36                                    2,500,000         1,810,725
    Woodland Special Tax, CFD No. 1,
       6.00%, 9/01/28                                                                                   5,000,000         4,355,550
       6.25%, 9/01/34                                                                                   6,615,000         5,848,983
    Yuba Community College District GO, Capital Appreciation, Election of 2006, Series B, AMBAC
       Insured, zero cpn., 8/01/42                                                                     10,090,000         1,112,523
    Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
       5.50%, 6/01/28                                                                                   2,110,000         2,078,772
       5.75%, 6/01/38                                                                                   5,485,000         5,248,651
                                                                                                                    ---------------
                                                                                                                      1,306,179,068
                                                                                                                    ---------------
    U.S. TERRITORIES 2.8%
    GUAM 1.3%
    Guam Government GO,
       Refunding, Series A, 5.00%, 11/15/23                                                             7,245,000         6,832,397
       Refunding, Series A, 5.25%, 11/15/37                                                             6,500,000         5,617,950
       Series A, 7.00%, 11/15/39                                                                        5,000,000         5,374,500
                                                                                                                    ---------------
                                                                                                                         17,824,847
                                                                                                                    ---------------
    NORTHERN MARIANA ISLANDS 0.1%
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
       3/15/28                                                                                          1,655,000         1,575,345
                                                                                                                    ---------------
    PUERTO RICO 1.4%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44                                                                                   5,000,000         5,124,500

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32                                       $ 10,000,000   $    10,005,800
       Series A, 5.00%, 7/01/24                                                                         4,150,000         4,120,369
                                                                                                                    ---------------
                                                                                                                         19,250,669
                                                                                                                    ---------------
    TOTAL U.S. TERRITORIES                                                                                               38,650,861
                                                                                                                    ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,442,020,813)                                         1,344,829,929
                                                                                                                    ---------------
    SHORT TERM INVESTMENTS 2.2%
    MUNICIPAL BONDS 2.2%
    CALIFORNIA 2.2%
(c) California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put,
       0.12%, 11/01/26                                                                                  4,900,000         4,900,000
(c) California State Department of Water Resources Power Supply Revenue,
       Refunding, Series F, Sub Series F-4, Daily VRDN and Put, 0.11%, 5/01/22                          3,390,000         3,390,000
       Series B, Sub Series B-1, Daily VRDN and Put, 0.11%, 5/01/22                                     7,365,000         7,365,000
(c) California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.11%, 7/01/23               5,100,000         5,100,000
    California State Revenue, RAN, Sub Series A-1, 3.00%, 5/25/10                                      10,000,000        10,047,400
                                                                                                                    ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $30,795,868)                                                                      30,802,400
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $1,472,816,681) 98.1 %                                                                    1,375,632,329
    OTHER ASSETS, LESS LIABILITIES 1.9%                                                                                  26,744,631
                                                                                                                    ---------------
    NET ASSETS 100.0%                                                                                               $ 1,402,376,960
                                                                                                                    ===============

(a)  A portion of the security purchased on a delayed delivery basis.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28,2010, the aggregate value of these securities was $7,149,581, representing 0.51% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

1915 Act Improvement Bond Act of 1915
ABAG     The Association of Bay Area Governments
AD       Assessment District
AMBAC    American Municipal Bond Assurance Corp.
CDA      Community Development Authority/Agency
CFD      Community Facilities District
CIFP     Capital Improvement Financing Program
COP      Certificate of Participation
ETM      Escrow to Maturity
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Authority/Agency
FSA      Financial Security Assurance Inc.
GO       General Obligation
ID       Improvement District
MFHR     Multi-Family Housing Revenue
MFR      Multi-Family Revenue
NATL     National Public Financial Guarantee Corp.
PCFA     Pollution Control Financing Authority
PCR      Pollution Control Revenue
PFA      Public Financing Authority
PFAR     Public Financing Authority Revenue
PUD      Public Utility District
RAN      Revenue Anticipation Note
RDA      Redevelopment Agency/Authority
UHSD     Unified/Union High School District
USD      Unified/Union School District
XLCA     XL Capital Assurance

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN TENNESSEE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED)

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS 97.6%
    TENNESSEE 88.2%
    Blount County PBA, GO, Local Government Public Improvement, Series B-15-A, Assured Guaranty,
       5.00%,
       6/01/28                                                                                       $  1,100,000   $     1,170,180
       6/01/32                                                                                          2,565,000         2,684,810
    Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29                                     1,075,000         1,116,269
    Chattanooga Electric Revenue, Series A, 5.00%, 9/01/33                                              7,500,000         7,903,875
    Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health
       Initiatives, Series 0, 6.25%,10/01/33                                                              500,000           544,960
    Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Medical Center,
       Refunding, FSA Insured, 5.00%, 10/01/22                                                          3,250,000         3,326,895
    Clarksville Electric System Revenue,
       Series A, 5.00%, 9/01/34                                                                         2,000,000         2,082,920
       Series A, 5.00%, 9/01/35                                                                         3,185,000         3,306,221
       XLCA Insured, 5.00%, 9/01/23                                                                     2,325,000         2,518,091
       XLCA Insured, 5.00%, 9/01/32                                                                     4,000,000         4,080,120
    Clarksville Water Sewer and Gas Revenue,
       Improvement, FSA Insured, Pre-Refunded, 5.00%, 2/01/22                                           1,210,000         1,261,703
       Refunding and Improvement, FSA Insured, 5.00%, 2/01/22                                             790,000           801,653
    Franklin County Health and Educational Facilities Board Revenue, University South Project,
       AMBAC Insured, 5.00%, 9/01/24                                                                    2,000,000         2,136,400
    Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33                                  2,215,000         2,299,104
    Greene County GO, Refunding, Series B, NATL Insured, 5.00%, 6/01/24                                 1,000,000         1,050,770
    Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
       FGIC Insured, 5.00%, 4/01/31                                                                     1,000,000         1,037,960
       Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27                                2,500,000         2,575,850
    Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities,
       Improvement,
       FGIC Insured, 5.00%, 9/01/35                                                                     3,700,000         3,818,955
       NATL Insured, 5.00%, 9/01/29                                                                     1,000,000         1,039,930
       NATL Insured, 5.00%, 9/01/34                                                                     2,310,000         2,374,495
    Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%,
       6/01/42                                                                                          1,250,000         1,281,313
    Jackson Hospital Revenue, Jackson-Madison Project, Refunding and Improvement, 5.50%, 4/01/33        3,000,000         3,021,240
    Johnson City Electric Revenue, Improvement, FSA Insured, 5.00%, 5/01/29                             1,000,000         1,057,570
    Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
       Mountain States Health, Series A, NATL Insured, Pre-Refunded, 6.00%, 7/01/21                     2,970,000         3,044,012
       Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25                                            3,000,000         3,020,100
    Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted
    Project,
    Series A, GNMA Secured, 5.90%, 6/20/37                                                              1,340,000         1,346,486
    Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29                                            1,030,000         1,103,954
    Kingsport lOB, MFHR, Model City Airport Project, GNMA Insured, 5.50%, 7/20/39                       2,995,000         3,119,532
    Knox County First Utility District Water and Sewer Revenue, NATL Insured, 5.00%,
       12/01/24                                                                                         1,790,000         1,908,963
       12/01/25                                                                                         1,000,000         1,060,360
    Knox County First Utility District Water and Sewer Revenue GO, Refunding and Improvement,
       5.00%,
       12/01/26                                                                                         1,390,000         1,534,240
       12/01/29                                                                                         1,500,000         1,632,615
    Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36                  5,000,000           992,750
       Fort Sanders Alliance, Refunding, NATL Insured, 5.75%, 1/01/14                                   1,250,000         1,357,812
    Knox County Health Educational and Housing Facilities Board Revenue, University Health System
       Inc., Refunding, 5.25%,
       4/01/27                                                                                          2,500,000         2,436,625
       4/01/36                                                                                          5,000,000         4,664,100
    Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21                         2,340,000         2,377,651
    Knoxville Waste Water System Revenue, Improvement, Series A, NATL Insured, 5.00%, 4/01/37           3,620,000         3,712,781
    Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30                  2,370,000         2,480,703

                       Quarterly Statement of Investments

                                         See Notes to Statements of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN TENNESSEE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

    Lawrenceburg PBA, GO, Electric System, Public Works, Refunding, AMBAC Insured, 5.00%, 7/01/22    $  2,500,000   $     2,726,650
    Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%, 6/01/21         2,000,000         2,041,760
    Maryville Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38                                       7,850,000         8,095,469
    Memphis GO, General Improvement,
       Assured Guaranty, 5.00%, 4/01/27                                                                 1,975,000         2,120,933
       NATL Insured, 5.00%, 10/01/22                                                                    5,000,000         5,460,450
    Memphis-Shelby County Airport Authority Airport Revenue,
       Refunding, Series B, 5.75%, 7/01/25                                                              2,500,000         2,614,700
       Series A, FSA Insured, 5.00%, 7/01/35                                                            5,000,000         5,047,900
       Series A, FSA Insured, 5.00%, 7/01/39                                                            2,565,000         2,595,806
       Series D, AMBAC Insured, 6.00%, 3/01/24                                                          9,930,000        10,050,153
    Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project,
       Refunding, Series B, 5.375%, 11/01/29                                                            5,000,000         5,169,050
       Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23                                           7,145,000         7,980,465
    Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
       5.00%, 5/15/33                                                                                   3,000,000         3,147,870
       AMBAC Insured, 5.00%, 5/15/25                                                                    5,000,000         5,266,350
    Metropolitan Government of Nashville and Davidson County GO,
       Refunding, Series B, 5.00%, 8/01/25                                                              5,000,000         5,418,250
       Series C, 5.00%, 2/01/25                                                                         3,000,000         3,211,140
    Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
       Board Revenue,
       Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11                               290,000           290,052
       Vanderbilt University, Refunding, Series A, 5.00%, 10/01/39                                      1,000,000         1,052,040
       Vanderbilt University, Refunding, Series B, 5.00%, 10/01/39                                      9,000,000         9,468,360
       Vanderbilt University, Series A, 5.50%, 10/01/29                                                 3,500,000         3,929,030
    Murfreesboro GO, Refunding, 5.00%, 6/01/19                                                          1,500,000         1,706,805
    Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25                          750,000           751,433
    Rutherford County Consolidated Utility District Waterworks Revenue,
       FSA Insured, 5.00%, 2/01/36                                                                      3,060,000         3,160,980
       Refunding, NATL Insured, 5.00%, 2/01/27                                                          1,000,000         1,050,530
    Shelby County Health Educational and Housing Facilities Board Revenue,
       Ave Maria Assisted Living Project, Series A, 5.50%, 12/01/31                                     1,980,000         1,990,870
       Baptist Memorial Health, Series A, 5.00%, 9/01/19                                                3,015,000         3,207,116
       Methodist, Series B, FSA Insured, 5.25%, 9/01/27                                                 5,000,000         5,246,050
       Sl. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36                                 5,000,000         5,050,950
    South Blount County Utility District Waterworks Revenue,
       FGIC Insured, Pre-Refunded, 4.50%, 12/01/22                                                        750,000           819,810
       FSA Insured, 5.00%, 12/01/33                                                                     1,000,000         1,052,740
       FSA Insured, 5.25%, 12/01/39                                                                     3,310,000         3,533,491
    Tennessee HDA Revenue, Homeownership Program,
       5.375%, 7/01/23                                                                                    390,000           390,593
       2006-3,4.90%, 7/01/37                                                                            4,780,000         4,479,099
       Series 1,5.00%, 7/01/29                                                                          1,400,000         1,429,540
       Series 3C, 6.00%, 1/01/20                                                                          190,000           190,754
       Series 4B, 6.00%, 7/01/25                                                                        1,985,000         2,182,527
    Tennessee State GO, Refunding, Series C, 5.00%, 5/01/29                                             2,000,000         2,175,740
    Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
       Refunding, Series A, 5.00%, 5/01/39                                                              3,000,000         3,127,440
       Refunding, Series A, NATL Insured, 5.00%, 5/01/26                                                1,250,000         1,326,862
       Refunding, Series A, NATL Insured, 5.00%, 5/01/30                                                3,000,000         3,134,220
       Series A, 5.00%, 5/01/34                                                                         3,555,000         3,684,331
       Series B, 5.50%, 5/01/38                                                                         4,000,000         4,321,480
    West Wilson Utility District Waterworks Revenue,
       AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23                                                      3,780,000         4,009,786
       Improvement, NATL Insured, Pre-Refunded, 5.00%, 6/01/26                                          1,805,000         2,084,739
       Refunding, AMBAC Insured, 5.25%, 6/01/23                                                           720,000           733,234
       Refunding, NATL Insured, 4.75%, 6/01/23                                                          1,805,000         1,879,637
       Refunding and Improvement, NATL Insured, 4.75%, 6/01/28                                          1,000,000         1,023,940
    White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
       FSA Insured, Pre-Refunded, 5.125%, 1/01/26                                                       1,100,000         1,144,308
       Refunding, FSA Insured, 5.125%, 1/01/26                                                          1,400,000         1,413,188

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN TENNESSEE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

    Williamson County GO, Public Improvement,
       Pre-Refunded, 5.375%, 3/01/19                                                                 $  1,480,000   $     1,469,074
       Pre-Refunded, 5.00%, 4/01/20                                                                     2,000,000         2,182,740
       Refunding, 5.00%, 3/01/20                                                                        2,000,000         2,178,700
                                                                                                                    ---------------
                                                                                                                        246,103,103
                                                                                                                    ---------------
    U.S. TERRITORIES 9.4%
    GUAM 1.9%
    Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed,
       Refunding, 5.25%, 6/01/32                                                                        2,245,000         1,964,757
    Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29                  3,205,000         3,283,202
                                                                                                                    ---------------
                                                                                                                          5,247,959
                                                                                                                    ---------------
    PUERTO RICO 7.5%
    Puerto Rico Commonwealth GO, Public Improvement,
       Refunding, Series A-4, FSA Insured, 5.00%, 7/01/31                                               2,760,000         2,808,327
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32                                             1,500,000         1,652,700
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured,
       5.00%, 7/01/25                                                                                   5,000,000         5,076,700
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation Group Project,
       Series A, NATL Insured, 6.25%, 7/01/24                                                             200,000           200,032
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                                               655,000           645,103
    Series D, Pre-Refunded, 5.375%, 7/01/33                                                             1,845,000         2,030,681
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series B, 6.375%,
       8/01/39                                                                                          8,000,000         8,618,080
                                                                                                                    ---------------
                                                                                                                         21,031,623
                                                                                                                    ---------------
    TOTAL U.S. TERRITORIES                                                                                               26,279,582
                                                                                                                    ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $263,957,549)                                             272,382,685
                                                                                                                    ---------------
    SHORT TERM INVESTMENTS (COST $1,900,000) 0.7%
    MUNICIPAL BONDS 0.7%
    U.S. TERRITORIES 0.7%
    PUERTO RICO 0.7%
(a) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
       0.12%, 7/01/32                                                                                   1,900,000         1,900,000
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $265,857,549) 98.3%                                                                         274,282,685
    OTHER ASSETS, LESS LIABILITIES 1.7%                                                                                   4,702,693
                                                                                                                    ---------------
    NET ASSETS 100.0%                                                                                               $   278,985,378
                                                                                                                    ===============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN TENNESSEE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HDA     Housing Development Authority/Agency
lOB     Industrial Development Bond/Board
MFHR    Multi-Family Housing Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
XLCA    XL Capital Assurance

FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At February 28, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                FRANKLIN          FRANKLIN
                                             CALIFORNIA HIGH     TENNESSEE
                                             YIELD MUNICIPAL   MUNICIPAL BOND
                                                  FUND              FUND
                                             ---------------   --------------
Cost of investments                          $1,470,651,255      $265,800,518
                                             ==============      ============
Unrealized appreciation                      $   37,875,720      $  9,932,520
Unrealized depreciation                        (132,894,646)       (1,450,353)
                                             --------------      ------------
Net unrealized appreciation (depreciation)   $  (95,018,926)     $  8,482,167
                                             ==============      ============

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC
820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST



By /s/LAURA F. FERGERSON
  ------------------------
  Laura F. Fergerson
  Chief Executive Officer -
    Finance and Administration
Date  April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ------------------------
  Laura F. Fergerson
  Chief Executive Officer -
    Finance and Administration
Date  April 27, 2010



By /s/GASTON GARDEY
   -------------------
   Gaston Gardey
   Chief Financial Officer and
     Chief Accounting Officer
Date  April 27, 2010